Film costs (Tables)	12 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Film Costs

Film costs are comprised of the following:

	Yen in millions
	March 31
	2013	2014
Motion picture productions:
Released	90,716	98,645
Completed and not released	2,420	37,720
In production and development	111,365	63,910
Television productions:
Released	49,651	56,461
In production and development	2,820	2,664
Broadcasting rights	37,189	48,798
Less: current portion of broadcasting rights included in inventories	(24,072)	(32,399)

Film costs	270,089	275,799